Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Restricted cash	$ 39,478	$ 19,897
Pension and OPEB plan assets (note 10)	84,490	48,477
Income taxes recoverable	10,665	8,751
Deferred financing costs	2,560	26,211
Insurance recoveries (note 21)	0	66,000
Other	39,189	30,867
Total other assets	176,382	200,203
Less: current portion	(12,760)	(15,800)
Other assets (note 11)	$ 163,622	$ 184,403